Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2014
Assets held-for-sale
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Assets held-for-sale
end of	2013
German private banking business (CHF million)
Cash	960
Loans	575
Other assets	18
Total assets held-for-sale	1,553
CFIG (CHF million)
Fees receivable	8
Goodwill	23
Total assets held-for-sale	31
Group (CHF million)
Total assets held-for-sale	1,584

Liabilities held-for-sale
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Liabilities held-for-sale
end of	2013
German private banking business (CHF million)
Deposits	1,118
Other liabilities	22
Total liabilities held-for-sale	1,140
Group (CHF million)
Total liabilities held-for-sale	1,140

Income/(loss) from discontinued operations
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Income/(loss) from discontinued operations
in	2014	2013	2012
Operations-related (CHF million)
Net revenues	31	233	288
of which German private banking business	27	52	54
of which ETF business	–	29	53
of which Strategic Partners	–	33	60
of which CFIG	0	114	116
Operating expenses	35	158	296
of which German private banking business	33	71	108
of which ETF business	–	23	49
of which Strategic Partners	–	8	38
of which CFIG	0	51	88
Income tax expense/(benefit)	1	38	32
of which German private banking business	0	(6)	2
of which ETF business	–	5	2
of which Strategic Partners	–	10	15
of which CFIG	0	29	16
Income/(loss), net of tax	(5)	37	(40)
of which German private banking business	(6)	(13)	(56)
of which ETF business	–	1	2
of which Strategic Partners	–	15	7
of which CFIG	0	34	12
Transaction-related (CHF million)
Gain on disposal	200	237	–
of which German private banking business	109	–	–
of which ETF business	–	146	–
of which Strategic Partners	–	91	–
of which CFIG	91	–	–
Operating expenses	54	93	–
of which German private banking business	48	–	–
of which ETF business	–	11	–
of which Strategic Partners	–	22	–
of which CFIG	0	56	–
Income tax expense/(benefit)	39	36	–
of which ETF business	–	21	–
of which Strategic Partners	–	40	–
of which CFIG	42	(24)	–
Income/(loss), net of tax	107	108	–
of which German private banking business	61	–	–
of which ETF business	–	114	–
of which Strategic Partners	–	29	–
of which CFIG	49	(32)	–
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	102	145	(40)
of which German private banking business	55	(13)	(56)
of which ETF business	–	115	2
of which Strategic Partners	–	44	7
of which CFIG	49	2	12

Bank | Assets held-for-sale
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Assets held-for-sale
end of	2013
German private banking business (CHF million)
Cash	960
Loans	575
Other assets	18
Total assets held-for-sale	1,553
CFIG (CHF million)
Fees receivable	8
Goodwill	23
Total assets held-for-sale	31
Bank (CHF million)
Total assets held-for-sale	1,584

Bank | Liabilities held-for-sale
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Liabilities held-for-sale
end of	2013
German private banking business (CHF million)
Deposits	1,118
Other liabilities	22
Total liabilities held-for-sale	1,140
Bank (CHF million)
Total liabilities held-for-sale	1,140

Bank | Income/(loss) from discontinued operations
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Income/(loss) from discontinued operations
in	2014	2013	2012
Operations-related (CHF million)
Net revenues	31	233	288
of which German private banking business	27	52	54
of which ETF business	–	29	53
of which Strategic Partners	–	33	60
of which CFIG	0	114	116
Operating expenses	35	158	296
of which German private banking business	33	71	108
of which ETF business	–	23	49
of which Strategic Partners	–	8	38
of which CFIG	0	51	88
Income tax expense/(benefit)	1	38	32
of which German private banking business	0	(6)	2
of which ETF business	–	5	2
of which Strategic Partners	–	10	15
of which CFIG	0	29	16
Income/(loss), net of tax	(5)	37	(40)
of which German private banking business	(6)	(13)	(56)
of which ETF business	–	1	2
of which Strategic Partners	–	15	7
of which CFIG	0	34	12
Transaction-related (CHF million)
Gain on disposal	200	237	–
of which German private banking business	109	–	–
of which ETF business	–	146	–
of which Strategic Partners	–	91	–
of which CFIG	91	–	–
Operating expenses	54	93	–
of which German private banking business	48	–	–
of which ETF business	–	11	–
of which Strategic Partners	–	22	–
of which CFIG	0	56	–
Income tax expense/(benefit)	39	36	–
of which ETF business	–	21	–
of which Strategic Partners	–	40	–
of which CFIG	42	(24)	–
Income/(loss), net of tax	107	108	–
of which German private banking business	61	–	–
of which ETF business	–	114	–
of which Strategic Partners	–	29	–
of which CFIG	49	(32)	–
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	102	145	(40)
of which German private banking business	55	(13)	(56)
of which ETF business	–	115	2
of which Strategic Partners	–	44	7
of which CFIG	49	2	12